CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 252,072	$ 234,404	$ 211,369
Cost of revenues:
Total cost of revenues	45,174	41,675	39,616
Gross profit	206,898	192,729	171,753
Operating expenses, net:
Research and development, net	61,841	57,674	59,003
Sales and marketing	109,556	111,386	108,744
General and administrative	18,584	16,145	17,577
Other income			(6,900)
Total operating expenses, net	189,981	185,205	178,424
Operating income (loss)	16,917	7,524	(6,671)
Financial income, net	8,792	7,274	4,830
Income (loss) before taxes on income	25,709	14,798	(1,841)
Taxes on income	3,143	3,063	5,652
Net income (loss)	$ 22,566	$ 11,735	$ (7,493)
Basic net earnings (loss) per share	$ 0.48	$ 0.26	$ (0.17)
Diluted net earnings (loss) per share	$ 0.47	$ 0.25	$ (0.17)
Products [Member]
Revenues:
Total revenues	$ 133,605	$ 118,062	$ 117,968
Cost of revenues:
Total cost of revenues	35,056	30,803	30,862
Services [Member]
Revenues:
Total revenues	118,467	116,342	93,401
Cost of revenues:
Total cost of revenues	$ 10,118	$ 10,872	$ 8,754